UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-05554

Morgan Stanley California Tax-Free Daily Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Mary E. Mullin, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-548-7786

Date of fiscal year end:   12/31

Date of reporting period:   7/1/21 – 6/30/22

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-05554
Reporting Period: 07/01/2021 - 06/30/2022
Morgan Stanley California Tax-Free Daily Income Trust

============= Morgan Stanley California Tax-Free Daily Income Trust ============

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.

Ticker:        MCA                            Security ID:  09254N806
Meeting Date:  FEB 04, 2022                   Meeting Type: Special
Record Date:   DEC 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1C    Approve Reorganization of Funds between For       For          Management
      BlackRock MuniYield California Quality
      Fund, Inc. and BlackRock MuniHoldings
      California Quality Fund, Inc.
1D    For VRDP Holders: Approve the           For       For          Management
      Reorganization Agreement and the
      Reorganization

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BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.

Ticker:        MCA                            Security ID:  09254N806
Meeting Date:  JUL 29, 2021                   Meeting Type: Annual
Record Date:   JUN 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael J. Castellano    For       Withhold     Management
1.2   Elect Director Richard E. Cavanagh      For       Withhold     Management
1.3   Elect Director Cynthia L. Egan          For       Withhold     Management
1.4   Elect Director Robert Fairbairn         For       For          Management
1.5   Elect Director Stayce Harris            For       For          Management
1.6   Elect Director J. Phillip Holloman      For       For          Management
1.7   Elect Director R. Glenn Hubbard         For       Withhold     Management
1.8   Elect Director Catherine A. Lynch       For       For          Management
1.9   Elect Director John M. Perlowski        For       For          Management
1.10  Elect Director Karen P. Robards         For       Withhold     Management
1.11  Elect Director Frank J. Fabozzi         For       For          Management
1.12  Elect Director W. Carl Kester           For       For          Management

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NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:        NAC                            Security ID:  67066Y840
Meeting Date:  NOV 17, 2021                   Meeting Type: Annual
Record Date:   SEP 20, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Jack B. Evans            For       For          Management
1a.2  Elect Director Joanne T. Medero         For       For          Management
1a.3  Elect Director Matthew Thornton, III    For       For          Management
1a.4  Elect Director William C. Hunter        For       For          Management
1a.5  Elect Director Albin F. Moschner        For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Morgan Stanley California Tax-Free Daily Income Trust

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Date   August 26, 2022

* Print the name and title of each signing officer under his or her signature.